Risk Management Section - Sensitivity Analysis (Details) € in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 878,985	€ 876,444
Credit risk [member] | Netherlands [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	428
Credit risk [member] | Germany [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	502
Credit risk [member] | Belgium [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	357
Credit risk [member] | USA [member] | Reportable ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 144
Upside scenario[Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 370
Upside scenario[Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Upside scenario[Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Upside scenario[Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.141
Upside scenario[Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035
Upside scenario[Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Upside scenario[Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.113
Upside scenario[Member] | Netherlands [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Upside scenario[Member] | Netherlands [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Upside scenario[Member] | Netherlands [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029
Upside scenario[Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 458
Upside scenario[Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Upside scenario[Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Upside scenario[Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.097
Upside scenario[Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Upside scenario[Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Upside scenario[Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.07
Upside scenario[Member] | Germany [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018
Upside scenario[Member] | Germany [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.014
Upside scenario[Member] | Germany [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.064
Upside scenario[Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 323
Upside scenario[Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.023
Upside scenario[Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.055
Upside scenario[Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.051
Upside scenario[Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Upside scenario[Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.054
Upside scenario[Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.042
Upside scenario[Member] | Belgium [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.02
Upside scenario[Member] | Belgium [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.053
Upside scenario[Member] | Belgium [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043
Upside scenario[Member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Upside scenario[Member] | USA [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 74
Upside scenario[Member] | USA [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Upside scenario[Member] | USA [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Upside scenario[Member] | USA [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.05
Upside scenario[Member] | USA [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.041
Upside scenario[Member] | USA [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.017
Upside scenario[Member] | USA [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.08
Upside scenario[Member] | USA [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.038
Upside scenario[Member] | USA [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Upside scenario[Member] | USA [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.081
Baseline Scenario [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 416
Baseline Scenario [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.014
Baseline Scenario [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.036
Baseline Scenario [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033
Baseline Scenario [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Baseline Scenario [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.039
Baseline Scenario [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029
Baseline Scenario [Member] | Netherlands [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.016
Baseline Scenario [Member] | Netherlands [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.042
Baseline Scenario [Member] | Netherlands [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Baseline Scenario [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 495
Baseline Scenario [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.008
Baseline Scenario [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline Scenario [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.061
Baseline Scenario [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.011
Baseline Scenario [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.032
Baseline Scenario [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035
Baseline Scenario [Member] | Germany [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.013
Baseline Scenario [Member] | Germany [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.033
Baseline Scenario [Member] | Germany [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.029
Baseline Scenario [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 350
Baseline Scenario [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.011
Baseline Scenario [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.058
Baseline Scenario [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.035
Baseline Scenario [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.012
Baseline Scenario [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.059
Baseline Scenario [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034
Baseline Scenario [Member] | Belgium [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.013
Baseline Scenario [Member] | Belgium [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.061
Baseline Scenario [Member] | Belgium [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.034
Baseline Scenario [Member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.6
Baseline Scenario [Member] | USA [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 127
Baseline Scenario [Member] | USA [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018
Baseline Scenario [Member] | USA [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.037
Baseline Scenario [Member] | USA [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Baseline Scenario [Member] | USA [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.018
Baseline Scenario [Member] | USA [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.037
Baseline Scenario [Member] | USA [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Baseline Scenario [Member] | USA [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.019
Baseline Scenario [Member] | USA [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.038
Baseline Scenario [Member] | USA [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.028
Downside scenario [Member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | Netherlands [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 520
Downside scenario [Member] | Netherlands [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.007)
Downside scenario [Member] | Netherlands [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.05
Downside scenario [Member] | Netherlands [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.075)
Downside scenario [Member] | Netherlands [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.009)
Downside scenario [Member] | Netherlands [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.063
Downside scenario [Member] | Netherlands [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.07)
Downside scenario [Member] | Netherlands [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.005
Downside scenario [Member] | Netherlands [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.071
Downside scenario [Member] | Netherlands [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.027
Downside scenario [Member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | Germany [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 567
Downside scenario [Member] | Germany [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.012)
Downside scenario [Member] | Germany [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.043
Downside scenario [Member] | Germany [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.025
Downside scenario [Member] | Germany [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.017)
Downside scenario [Member] | Germany [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.048
Downside scenario [Member] | Germany [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.003)
Downside scenario [Member] | Germany [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.005
Downside scenario [Member] | Germany [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.052
Downside scenario [Member] | Germany [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.011)
Downside scenario [Member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | Belgium [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 411
Downside scenario [Member] | Belgium [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.004)
Downside scenario [Member] | Belgium [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.075
Downside scenario [Member] | Belgium [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.015
Downside scenario [Member] | Belgium [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.002)
Downside scenario [Member] | Belgium [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.084
Downside scenario [Member] | Belgium [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.026
Downside scenario [Member] | Belgium [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.01
Downside scenario [Member] | Belgium [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.084
Downside scenario [Member] | Belgium [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.024
Downside scenario [Member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.2
Downside scenario [Member] | USA [member] | Un-weigthed ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 267
Downside scenario [Member] | USA [member] | 2020 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.006)
Downside scenario [Member] | USA [member] | 2020 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.052
Downside scenario [Member] | USA [member] | 2020 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.001
Downside scenario [Member] | USA [member] | 2021 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.005)
Downside scenario [Member] | USA [member] | 2021 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.065
Downside scenario [Member] | USA [member] | 2021 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.031)
Downside scenario [Member] | USA [member] | 2022 [member] | Real GDP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.003
Downside scenario [Member] | USA [member] | 2022 [member] | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.071
Downside scenario [Member] | USA [member] | 2022 [member] | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.034)